Segmental Analysis	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmental Analysis	5 Segmental Analysis
Revenues within the scope of IFRS 15 of $772.1m (2023: $631.9m; 2022: $351.8m) are included within commission and fee income in the income statement. In addition, the net proceeds from a commitment to simultaneously buy and sell financial instruments with counterparties on matched principal basis, which are not in the scope of IFRS 15 are also recorded within commissions and fee income.
Revenues that are not within the scope of IFRS 15 are presented within net trading income, net interest income and net physical commodities income in the income statement.
The below disaggregation shows the revenue by each of the five operating segments. The substantial majority of the Group's performance obligations for revenues from contracts with clients are satisfied at a point in time. Revenue recognised over time is not material.
Operating segment information is presented in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (‘CODM’). The CODM, who is responsible for allocating resources and assessing performance, has been identified as the Group’s Executive Committee. The CODM regularly reviews the Group’s operating results in order to assess performance and to allocate resources. The accounting policies of the operating segments are the same as the Group’s accounting policies.
Adjusted Profit Before Tax (previously labelled as 'Adjusted operating profit/(loss)') is the segmental performance measure and excludes income and expenses that are not considered directly related to the performance of our segments as detailed in the reconciliation below.
For management purposes, the Group is organised into the following operating segments, based on the services provided, as follows:
•Clearing – the interface between exchanges and clients. The Group provides the connectivity that allows its clients access to exchanges and central clearing houses. As clearing members, the
Group acts as principal on behalf of its clients and generates revenue on a commission per trade basis. The Group provides clearing services across four principal markets: metals, agricultural products, energy and financial securities markets across different geographies.
•Agency and Execution – The Group matches buyers and sellers by facilitating price discovery primarily across energy and financial securities markets. The Agency and Execution segment primarily generates revenue on a commission per trade basis without material credit or market risk exposure. In addition to listed products that trade directly on exchanges, many of the Group’s markets are traded on an OTC basis.
•Market Making – The Group acts as principal to provide direct market pricing to professional and wholesale counterparties, primarily within the metals, agriculture, energy and financial securities markets. The Market Making segment primarily generates revenue through charging a spread between buying and selling prices, without taking significant proprietary risk. The Market Making operations are diversified across geographies and asset classes.
•Hedging and Investment Solutions – The Group offers bespoke hedging and investment solutions to its clients and generates revenue through a return built into the product pricing. Tailored hedging solutions allow producers and consumers of commodities to hedge their exposure to movements in market prices, as well as exchange rates, across a variety of different time horizons.
•The Corporate segment includes the Group’s control and support functions: finance, treasury, IT, risk, compliance, legal, human resources and executive management to support the operating segments. Corporate manages the resources of the Group, makes investment decisions and provides operational support to the business segments. Corporate manages the Group’s funding requirements, interest expense is incurred through debt securities issuance, which is recharged to other segments thorough inter-segmental funding allocations to reflect their consumption of these resources. Interest Income is generated  on cash balances. The adjusted loss before tax includes the expenses related to costs of the functions that are not recovered from the operating segments and corporate costs.
Segment information for the year ended 31 December 2024:

	Clearing	Agency and Execution	Market Making	Hedging and Investment Solutions	Corporate	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	950.8	652.5	14.8	—	—	1,618.1
Commission and fee expense	(687.8)	(55.4)	(18.8)	—	—	(762.0)
Net commission income/ (expense)	263.0	597.1	(4.0)	—	—	856.1
Net trading income	5.2	61.3	215.6	210.3	0.0	492.4
Interest income/(expense)	317.8	39.2	—	—	(129.9)	227.1
Inter-segmental funding allocations[1]	(119.7)	(4.6)	(20.7)	(48.8)	193.8	0.0
Net interest income/(expense)	198.1	34.6	(20.7)	(48.8)	63.9	227.1
Net physical commodities income	—	2.2	16.9	—	—	19.1
Revenue	466.3	695.2	207.8	161.5	63.9	1,594.7
Adjusted profit/(loss) before tax	247.3	107.9	65.6	42.0	(141.7)	321.1

Other segment information
Depreciation and amortisation	(0.4)	(0.8)	(0.4)	(0.7)	(27.2)	(29.5)
Compensation and benefits	(118.4)	(449.5)	(89.7)	(70.2)	(243.3)	(971.1)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, excluding interest earned centrally on house cash balances, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
Segment information for the year ended 31 December 2023:

	Clearing	Agency and Execution	Market Making	Hedging and Investment Solutions	Corporate	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	825.1	506.8	10.5	—	—	1,342.4
Commission and fee expense	(588.9)	(33.4)	(15.2)	—	—	(637.5)
Net commission income/ (expense)	236.2	473.4	(4.7)	—	—	704.9
Net trading income/ (expense)	1.2	62.1	182.8	165.7	(0.4)	411.4
Interest income/(expense)	232.9	8.7	(3.9)	—	(116.1)	121.6
Inter-segmental funding allocations[1]	(96.7)	(2.7)	(27.0)	(37.6)	164.0	—
Net interest income/ (expense)	136.2	6.0	(30.9)	(37.6)	47.9	121.6
Net physical commodities income	—	—	6.7	—	—	6.7
Revenue	373.6	541.5	153.9	128.1	47.5	1,244.6
Adjusted profit/(loss) before tax	185.0	71.9	33.3	33.8	(94.0)	230.0

Other segment information
Depreciation and amortisation	(0.3)	(0.8)	(0.3)	(0.3)	(25.4)	(27.1)
Compensation and benefits	(88.2)	(368.1)	(72.7)	(51.0)	(190.3)	(770.3)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, excluding interest earned centrally on house cash balances, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
Segment information for the year ended 31 December 2022:

	Clearing	Agency and Execution	Market Making	Hedging and Investment Solutions	Corporate	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	424.7	220.7	5.6	—	—	651.0
Commission and fee expense	(280.0)	(13.6)	(5.6)	—	—	(299.2)
Net commission income/ (expense)	144.7	207.1	—	—	—	351.8
Net trading income/(expense)	—	18.4	179.1	128.2	(0.4)	325.3
Interest income/(expense)	70.6	6.1	(1.4)	—	(45.9)	29.4
Intersegmental funding allocations	(15.3)	(0.9)	(9.7)	(28.2)	54.1	—
Net interest income/ (expense)	55.3	5.2	(11.1)	(28.2)	8.2	29.4
Net physical commodities income	—	—	4.6	—	—	4.6
Revenue	200.0	230.7	172.6	100.0	7.8	711.1
Adjusted profit/(loss) before tax	77.5	23.4	66.5	27.8	(73.5)	121.7

Other segment information
Depreciation and amortisation	(0.3)	(0.2)	(0.3)	(0.1)	(12.9)	(13.8)
Compensation and benefits	(55.8)	(162.3)	(75.3)	(40.9)	(104.3)	(438.6)
Clearing provides connectivity between clients, exchanges and clearing houses across four principal markets: metals, agriculture, energy and financial products.
Agency and Execution provides services primarily across two core markets: energy and financial securities. Revenue for 2024 can be split as follows: energy $286.3m (2023: $219.8m; 2022: $140.4m) and financial securities $407.2m (2023: $319.8m; 2022: $88.7m).
Market Making operates within four principal markets: metals, agriculture, energy and financial securities. Revenue for 2024 can be split as follows: metals $105.9m (2023: $69.3m; 2022: $88.7m), agriculture $33.8m (2023: $27.5m; 2022: $20.3m), energy $32.5m (2023: $31.6m; 2022: $52.1m) and financial securities $35.6m (2023: $25.5m; 2022: $11.5m).
Hedging and Investment Solutions provides high quality bespoke hedging and investment solutions across two core markets: hedging solutions and financial products. Revenue for 2024 can be split as follows:
hedging solutions $69.2m (2023: $62.0m; 2022: $52.4m,) and financial products $92.3m (2023: $66.1m;
2022: $47.6m).
Corporate net interest income is derived through earning interest on house cash balances placed at banks and exchanges, Revenue for 2024 is $63.9m (2023: $47.5m; 2022: $7.8m).
Contract assets
There were no assets that met the definition of a contract asset as at 31 December 2024 (2023: $nil,
2022: $nil)
Reconciliation of total segments Adjusted Profit Before Tax to the Group's profit before tax per the income statement:

	2024	2023	2022
	$m	$m	$m

Total segments adjusted profit before tax	321.1	230.0	121.7
Goodwill impairment charge[1]	—	(10.7)	(53.9)
Bargain purchase gains[2]	—	0.3	71.6
Acquisition costs[3]	—	(1.8)	(11.5)
Amortisation of acquired brands and customer lists[4]	(5.5)	(2.1)	(1.7)
Activities relating to shareholders[5]	(2.4)	(3.1)	(0.5)
Employer tax on vesting of the growth shares[6]	(2.2)	—	—
Owner fees[7]	(2.4)	(6.0)	(3.4)
IPO preparation costs[8]	(8.6)	(10.1)	(0.7)
Fair value of the cash settlement option on the growth shares[9]	(2.3)	—	—
Public offering of ordinary shares[10]	(1.9)	—	—
Profit before tax	295.8	196.5	121.6
1.Goodwill impairment charge in 2023 relates to the impairment recognised for goodwill relating to the Volatility Performance Fund S.A. CGU (‘VPF’) largely due to declining projected revenue. The goodwill impairment charge in 2022 relates to the impairment charge recognised for the OTC Energy CGU largely due to declining budgeted performance and macroeconomic factors, such as high inflation and interest rates.
2.A bargain purchase gain was recognised as a result of the ED&F Man Capital Markets division acquisition.
3.Acquisition costs are costs, such as legal fees incurred in relation to the business acquisitions of ED&F Man Capital Markets business, the OTCex group and Cowen's Prime
Services and Outsourced Trading business.
4.This represents the amortisation charge for the period of acquired brands and customers lists.
5.Activities in relation to shareholders primarily consist of dividend-like contributions made to participants within certain of our share-based payments schemes.
6.Employer tax on vesting of the growth shares represents the Group's tax charge arising from the vesting of the growth shares.
7.Owner fees relate to management services fees paid to parties associated with the ultimate controlling party based on a percentage of our EBITDA in each year, presented in the income statement within other expenses.
8.IPO preparation costs related to consulting, legal and audit fees, presented in the income statement within other expenses.
9.Fair value of the cash settlement option on the growth shares represents the fair value liability of the growth shares at $2.3m. Subsequent to the initial public offering when the holders of the growth shares elected to settle the awards in ordinary shares, the liability was derecognised.
10.Costs relating to the public offerings of ordinary shares by certain selling shareholders.
The Group’s Revenue and total assets by geography are as follows. In presenting geographical information, revenue is based on the geographic location of the legal entity where the customers' revenue is recorded. Non-current assets are based on the geographic location of the legal entity where the assets are recorded.

	Revenue			Total Assets[1]
	2024	2023	2022	2024	2023
	$m	$m	$m	$m	$m

United Kingdom	710.8	607.2	414.4	6,094.7	3,825.0
United States	581.7	422.0	238.1	17,322.9	13,312.5
Rest of the world	302.2	215.4	58.6	894.9	474.1
Total	1,594.7	1,244.6	711.1	24,312.5	17,611.6
1.Non-current assets included in Group assets as at 31 December 2024 amounted to $337.7m (2023: $293.0m), being $259.6m in the United Kingdom (2023: $234.7m), $61.7m in the United States (2023: $46.3m) and $16.4m in the rest of the world (2023:
$12.0m. Tangible non-current assets included in non-current assets as at 31 December 2024 amounted to $106.5m (2023:
$73.4m, being $54.4m in the United Kingdom (2023: $30.2m), $37.5m in the United States (2023: $32.6m) and $14.6m in the
rest of the world (2023: $10.6m).Tangible non-current assets includes property, plant and equipment, right-of-use assets and investments.
The balances in Rest of the world mainly consist of those from countries in Europe and the Asia
Pacific region, none of which are individually material for separate disclosure.
Non-current assets for this purpose consist of goodwill, intangible assets, property, plant and equipment, right-of-use assets and investments.